Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Line Items]
Schedule of Company’s Major Subsidiaries and Consolidated VIE

As of June 30, 2026, the Company’s major subsidiaries and consolidated VIE are as follows:

Name	Date of Incorporation	Place of incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Wholly and Major owned subsidiaries
AI PLUS HOLDING LIMITED (“AI Plus”)	August 30, 2018	British Virgin Islands	100%	Investing holding company
Xiao-i Technology Limited (“Xiao-i Technology”)	December 17, 2018	Hong Kong	100%	Investing holding company
Zhizhen Artificial Intelligent Technology (Shanghai) Co. Ltd. (“Zhizhen Technology”) (“WFOE”)	February 21, 2019	PRC	100%	WFOE, a holding company

VIE
Shanghai Xiao-i Robot Technology Co., Ltd. (“Shanghai Xiao-i”)	August 27, 2009	PRC	100%	Internet technology development

Subsidiaries of VIE
Xiaoi Robot Technology (H.K) Ltd. (“Xiaoi Robot”)	June 3, 2016	Hong Kong	100%	Internet technology development
Guizhou Xiao-i Robot Technology Co., Ltd. (“Guizhou Xiao-i”)	July 18, 2016	PRC	70%	AI robot development

Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss

Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss

	For the six months ended June 30,
	2026	2025
	(Unaudited)
Net revenue	$1,459,505	$11,924,360
Net loss	$(11,497,584)	$(22,455,335)

Schedule of Unaudited Condensed Consolidated Cash Flows Information

Unaudited Condensed Consolidated Cash Flows Information

	For the six months ended June 30,
	2026	2025
	(Unaudited)
Net cash provided by operating activities	$1,440,177	$3,618,309
Net cash provided by investing activities	$-	$83,074
Net cash (used in) financing activities	$(1,262,207)	$(3,973,007)
Effect of exchange rate changes	$22,221	$(41,185)
Net change in cash, cash equivalents and restricted cash	$200,191	$(312,809)

Variable Interest Entity [Member]
Organization and Principal Activities [Line Items]
Schedule of Unaudited Condensed Consolidated Balance Sheets Information

Unaudited Condensed Consolidated Balance Sheets Information

	As of June 30,	As of December 31,
	2026	2025
		(Unaudited)
Assets
Current assets:
Cash and cash equivalents	$197,863	$43,721
Restricted cash	162,889	116,838
Accounts receivable, net	219,433	5,097,619
Amounts due from related parties, current	-	21,356
Inventories	-	-
Contract costs	45	1,639,892
Advance to suppliers	-	36,478
Prepaid expenses and other current assets, net	279,903	343,376
Amount due from intercompany, current	3,950,551	3,537,843
Total current assets	4,810,684	10,837,122

Non-current assets:
Property and equipment, net	5,749	118,497
Intangible assets, net	-	111,420
Long-term investments	-	61,981
Right of use assets	11,281	-
Prepaid expenses and other non-current assets	-	3,655,687
Total non-current assets	17,030	3,947,585
TOTAL ASSETS	$4,827,714	$14,784,708

Liabilities
Current liabilities:
Short-term borrowings	$30,093,864	$29,214,396
Accounts payable	40,145,105	36,757,500
Amount due to related parties, current	72,150	70,004
Deferred revenue	1,344,584	2,363,266
Accrued expenses and other current liabilities	29,481,697	24,988,421
Lease liabilities, current	9,287	40,098
Amount due to intercompany, current	37,123,083	37,322,575
Total current liabilities	138,269,770	130,756,260

Non-current liabilities:
Amount due to a related party, non-current	7,973,375	7,602,043
Accrued liabilities, non-current	4,880,840	4,704,972
Long-term borrowing	1,429,603	1,387,082
Lease liabilities, non-current	1,993	18,390
Total non-current liabilities	14,285,811	13,712,487
TOTAL LIABILITIES	$152,555,581	$144,468,747